Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized (discount) premium - net		$ (2,526)	$ (2,968)
Unamortized issuance costs		(466)	(537)
Total notes and debentures		171,529	162,526
Capitalized leases		1,911	1,818
Total long-term debt and capital lease obligations		173,440	164,344
Current maturities of long-term debt		(7,190)	(38,372)
Total long-term debt		166,250	125,972
Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures		174,521	166,031
Notes And Debentures Maturing 2018-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures	[1]	$ 14,404	$ 19,514
Notes And Debentures Maturing 2018-2022 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		0.49%	0.49%
Notes And Debentures Maturing 2018-2022 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		2.99%	2.99%
Notes And Debentures Maturing 2018-2049 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures	[1]	$ 104,291	$ 93,915
Notes And Debentures Maturing 2018-2049 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		3.00%	3.00%
Notes And Debentures Maturing 2018-2049 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		4.99%	4.99%
Notes And Debentures Maturing 2018-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures	[1]	$ 37,175	$ 46,343
Notes And Debentures Maturing 2018-2095 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		5.00%	5.00%
Notes And Debentures Maturing 2018-2095 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		6.99%	6.99%
Notes And Debentures Maturing 2018-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures	[1]	$ 5,976	$ 4,579
Notes And Debentures Maturing 2018-2097 [Member] | Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		7.00%	7.00%
Notes And Debentures Maturing 2018-2097 [Member] | Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		9.50%	9.50%
Credit agreement borrowings [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures		$ 12,618	$ 1,700
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures		89	0
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Total notes and debentures		$ (32)	$ (20)

[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.